Fair values of financial instruments carried at fair value - Financial instruments measured at fair value using a valuation technique with significant unobservable inputs - Level 3 (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,621,427	$ 2,471,203
Financial liabilities	2,409,361	2,260,288
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,887	16,674
Financial liabilities	7,371	7,142
Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4	12
Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,063	5,374
Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,302	1,755
Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2	1
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83,170	84,431
Trading liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83,170	84,431
Trading liabilities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53	58	$ 93
Trading liabilities | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4	12
Trading liabilities | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	47	46
Trading liabilities | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2	0
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	164,466	148,505
Financial liabilities designated at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	164,466	148,505
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,016	5,328	4,107
Financial liabilities designated at fair value | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,016	5,328
Financial liabilities designated at fair value | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	239,497	205,835
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,302	1,756	1,949
Derivatives | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,302	1,755
Derivatives | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	1
Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,009	5,553
Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,836	2,202
Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40	49
Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	65
Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,070	2,358
Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,863	6,444
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	357,577	344,767
Financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	357,577	344,767
Financial investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,023	2,000	1,767
Financial investments | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	716	427
Financial investments | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	874	1,030
Financial investments | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial investments | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	433	543
Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	254,271	238,130
Trading assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	254,271	238,130
Trading assets | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,979	6,759	5,080
Trading assets | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4	20
Trading assets | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,691	3,351
Trading assets | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	934	1,140
Trading assets | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1	0
Trading assets | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Trading assets | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Trading assets | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Trading assets | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,037	5,596
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,345	2,349
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	43,627	41,111
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,749	5,492	3,958
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,289	5,106
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28	32
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	39	49
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	393	305
Derivatives | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	242,995	207,825
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,136	2,423	$ 2,444
Derivatives | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Loans held for securitisation | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Derivatives with monolines | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	65
Derivatives | Other derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,070	2,358
Derivatives | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0